Note 4 - Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Available-for-sale Securities [Table Text Block]
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2019
Mortgage-backed securities:
Federal National Mortgage Association (FNMA)	$46,604	47	(65)	46,586
Federal Home Loan Mortgage Corporation (FHLMC)	8,004	88	0	8,092
Collateralized mortgage obligations:
FNMA	169	4	0	173
	54,777	139	(65)	54,851
Other marketable securities:
U.S. Government agency obligations	49,974	39	(21)	49,992
Municipal obligations	1,969	7	0	1,976
Corporate obligations	108	0	0	108
Corporate preferred stock	700	0	(35)	665
	52,751	46	(56)	52,741
	$107,528	185	(121)	107,592

December 31, 2018
Mortgage-backed securities:
FNMA	$3,886	0	(117)	3,769
FHLMC	4,074	0	(10)	4,064
Collateralized mortgage obligations:
FNMA	199	0	(9)	190
	8,159	0	(136)	8,023
Other marketable securities:
U.S. Government agency obligations	69,971	0	(1,236)	68,735
Municipal obligations	2,378	1	(10)	2,369
Corporate obligations	173	0	(1)	172
Corporate preferred stock	700	0	(140)	560
	73,222	1	(1,387)	71,836
	$81,381	1	(1,523)	79,859

Contractual Obligation, Fiscal Year Maturity [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$4,266	887	1,829	1,536	14
Total contractual obligations	$4,266	887	1,829	1,536	14

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2019
Mortgage backed securities:
FNMA	4	$12,143	(65)	0	$0	0	$12,143	(65)
Other marketable securities:
U.S. Government agency obligations	0	0	0	4	19,972	(21)	19,972	(21)
Corporate preferred stock	0	0	0	1	665	(35)	665	(35)
Total temporarily impaired securities	4	$12,143	(65)	5	$20,637	(56)	$32,780	(121)

December 31, 201 8
Mortgage backed securities:
FNMA	0	$0	0	2	$3,769	(117)	$3,769	(117)
FHLMC	1	4,060	(10)	0	0	0	4,060	(10)
Collateralized mortgage obligations:
FNMA	0	0	0	1	190	(9)	190	(9)
Other marketable securities:
U.S. Government agency obligations	0	0	0	14	68,735	(1,236)	68,735	(1,236)
Municipal obligations	3	498	(2)	8	1,467	(8)	1,965	(10)
Corporate obligations	0	0	0	1	172	(1)	172	(1)
Corporate preferred stock	0	0	0	1	560	(140)	560	(140)
Total temporarily impaired securities	4	$4,558	(12)	27	$74,893	(1,511)	$79,451	(1,523)

Available-for-sale Securities [Member]
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$46,931	46,962
Due after one year through five years	44,262	44,308
Due after five years through ten years	14,991	15,011
Due after ten years	1,344	1,311
Total	$107,528	107,592